Postretirement benefit plans - Changes in fair values for Level 3 (Details) (USD $) In Millions, unless otherwise specified				12 Months Ended					12 Months Ended
	Dec. 31, 2013 U.S. defined benefit plan	Dec. 31, 2012 U.S. defined benefit plan	Dec. 31, 2011 U.S. defined benefit plan	Dec. 31, 2013 U.S. defined benefit plan Level 3	Dec. 31, 2012 U.S. defined benefit plan Level 3	Dec. 31, 2013 Non-U.S. defined benefit plan	Dec. 31, 2012 Non-U.S. defined benefit plan	Dec. 31, 2011 Non-U.S. defined benefit plan	Dec. 31, 2013 Non-U.S. defined benefit plan Level 3	Dec. 31, 2012 Non-U.S. defined benefit plan Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 941	$ 1,071	$ 914	$ 37	$ 35	$ 2,179	$ 2,218	$ 2,211	$ 19	$ 18
Redemptions				0	(2)				(10)	0
Unrealized gain (loss)				0	4				(1)	1
Fair value of plan assets at end of year (FVPA)	$ 941	$ 1,071	$ 914	$ 37	$ 37	$ 2,179	$ 2,218	$ 2,211	$ 8	$ 19